Share Capital, Capital Reserve and Treasury Shares - Schedule of Ordinary Shares (Details) - shares		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Balance		242,765,736		144,077,211
Issued during the year		12,157,782	[1]	98,688,525	[2],[3]
Re-issue of treasury shares	[4]
Re-issue of treasury shares	[4]
Repurchase of ordinary shares	[5]
Balance		254,923,518		242,765,736
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Balance		157,842,028		131,739,722
Issued during the year			[1]		[2],[3]
Re-issue of treasury shares	[4]			30,875,576
Re-issue of treasury shares	[4]			(30,875,576)
Repurchase of ordinary shares	[5]			(4,773,270)
Balance		157,842,028		157,842,028
Class B Treasury Shares [Member]
Class of Stock [Line Items]
Balance		75,684,951		101,787,257
Issued during the year					[2],[3]
Re-issue of treasury shares	[4]			30,875,576
Re-issue of treasury shares	[4]			(30,875,576)
Repurchase of ordinary shares	[5]			4,773,270
Balance		75,684,951		75,684,951

[1]	During the year ended December 31, 2024, the Company issued 12,157,782 Class A shares at a consideration of US$20,000.
[2]	During the year ended December 31, 2023, the Company acquired 100% of The Art Newspaper SA with part of purchase consideration settling by issuing 8,688,525 Class A shares to the selling shareholders with fair value of US$5,607. Details on Note 32 (a)(ii).
[3]	In April 2023, the Company issued 90,000,000 Class A shares to the private investors at US$1.04 per share.
[4]	In February 2023, the Company acquired WME Assets and the transaction was settled by 30,875,576 Class B treasury shares of the Company reissued at US$8.68 per share of the Company.
[5]	On December 31, 2023, the Company repurchased 4,773,270, Class B ordinary shares from the immediate holding company, amounting to US$40,000.